Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024
Schedule of Intangible Assets [Line Items]
Cost beginning		$ 329
Acquisition of subsidiaries		119,108
Exchange realignment		2
Cost ending	$ 329	119,439
Accumulated amortization beginning	17	50
Charge for the period	33	133
Exchange realignment		1
Carrying values	279	119,255
Accumulated amortization ending	50	184
Archived Images [Member]
Schedule of Intangible Assets [Line Items]
Cost beginning
Acquisition of subsidiaries		502
Exchange realignment
Cost ending		502
Accumulated amortization beginning
Charge for the period
Exchange realignment
Carrying values		502
Accumulated amortization ending
Developed Technology [Member]
Schedule of Intangible Assets [Line Items]
Cost beginning		154
Acquisition of subsidiaries
Exchange realignment
Cost ending	154	154
Accumulated amortization beginning		29
Charge for the period	29	124
Exchange realignment		1
Carrying values	125
Accumulated amortization ending	29	154
Brand Name [Member]
Schedule of Intangible Assets [Line Items]
Cost beginning		175
Acquisition of subsidiaries		118,606
Exchange realignment		2
Cost ending	175	118,783
Accumulated amortization beginning	17	21
Charge for the period	4	9
Exchange realignment
Carrying values	154	118,753
Accumulated amortization ending	$ 21	$ 30